Shareholder Report, Line Graph (Details) 1014064_Putnam PanAgora ESG Emerging Markets Equity ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2026
Putnam PanAgora ESG Emerging Markets Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Putnam PanAgora ESG Emerging Markets Equity ETF (NAV)
Accumulated Value	$ 14,709	$ 11,508	$ 11,422	$ 10,453	$ 9,115	$ 9,720	$ 10,000	$ 17,491
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex-U.S. Index-NR
Accumulated Value	14,510	12,306	11,615	10,994	9,342	10,057	10,000	$ 16,268
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index-NR
Accumulated Value	$ 14,539	$ 11,411	$ 11,366	$ 10,467	$ 9,070	$ 9,526	$ 10,000	$ 16,738